SUBSIDIARY PUBLIC ISSUERS - Schedule of Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of subsidiaries [line items]
Revenues	$ 1,710	$ 1,692	$ 3,224	$ 3,272
Net (loss) income	(287)	100	(582)	(8)
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	(104)	(54)	(219)	(147)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	0	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	0	3	1	5
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	(321)	(543)	(1,070)	(1,224)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,710	1,692	3,224	3,272
Net (loss) income	67	355	129	553
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net (loss) income	$ 71	$ 339	$ 577	$ 805